Derivative Assets and Liabilities - Schedule of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative assets
Derivative assets	$ 3,418	$ 1,281
Derivative liabilities
Derivative liabilities	128
BTC Option Contracts [Member]
Derivative assets
Derivative assets		1,281
BTC Redemption Option [Member]
Derivative assets
Derivative assets	3,418
BTC Selling Contracts [Member]
Derivative liabilities
Derivative liabilities	$ (128)